Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

20. Related Party Transactions

ESPN Online Investments, Inc. ("ESPN") is a significant common stockholder in the Company. The Company also sells its services to ESPN and its affiliates. The Company earned revenues from ESPN and its affiliates of $2.0 million and $1.2 million for the three months ended September 30, 2011 and 2010, respectively, and $6.3 million and $3.4 million for the nine months ended September 30, 2011 and 2010, respectively.

ESPN is a wholly-owned subsidiary of The Walt Disney Company ("Disney"). The Company entered into an online registration services agreement with Disney to provide online advertising. The Company earned revenues from Disney of $0.4 million and $0.3 million for the three months ended September 30, 2011 and 2010, respectively, and $1.2 million and $0.8 million for the nine months ended September 30, 2011 and 2010, respectively.

In September 2009, the Company entered into a convertible debt note purchase agreement totaling $4.0 million with its Chief Executive Officer and ABS Ventures IX, L.P. ("ABS"). The Company used a portion of the proceeds from the IPO to repay $1.0 million of the outstanding principal amount of the Convertible Debt. The remaining $3.0 million of outstanding principal and $0.5 million of accrued interest was converted into 218,989 shares of the Company's common stock in June 2011. ABS is a also a stockholder in the Company through its investments in the Series C, D and E Redeemable Convertible Preferred, which was converted into shares of common stock upon the IPO.

In August 2006, the Company entered into a Master Services Agreement and certain other related agreements with the USTA as amended in December 2010. A member of the Company's Board of Directors is the managing director for recreational tennis at the USTA. Pursuant to the terms of these agreements, the USTA purchases certain software services from the Company. In addition, the USTA held a warrant to purchase the Company's common stock, which was net exercised on the closing date of the Company's IPO. The Company issued 91,148 shares of common stock to the USTA upon the net exercise of the warrant in May 2011. Net revenue from the USTA and its affiliates was approximately $1.2 million for the three months ended September 30, 2011 and 2010, respectively, and $4.0 million and $3.5 million for the nine months ended September 30, 2011 and 2010, respectively.

20. Related Party Transactions

ESPN Online Investments, Inc. ("ESPN") is a significant stockholder in the Company through its investment in the Series D, E and F Redeemable Preferred. The Company also sells its services to ESPN and its affiliates. The Company earned revenues from ESPN and its affiliates of $4.4 million, $6.4 million and $6.5 million for the years ended December 31, 2008, 2009 and 2010, respectively and $1.1 million. Accounts receivable from ESPN and its affiliates were $0 at December 31, 2009 and 2010.

ESPN is a wholly-owned subsidiary of The Walt Disney Company ("Disney"). The Company entered into an online registration services agreement with Disney to provide online advertising. The Company earned revenues from Disney of $0.5 million, $0.8 million and $0.9 million for the years ended December 31, 2008, 2009 and 2010, respectively.

In September 2009, the Company entered into a convertible debt note purchase agreement totaling $4 million with its Chief Executive Officer and ABS Ventures IX, L.P. ("ABS"). ABS is a stockholder in the Company through its investments in the Series C, D and E Redeemable Convertible Preferred. The notes have a maturity date of the second anniversary of their issuance and are convertible into common stock. Interest on the notes is payable at a rate of 10% through the maturity date.

In August 2006, the Company entered into a Master Services Agreement and certain other related agreements with the United States Tennis Association ("USTA") as amended in December 2010. A member of the Company's Board of Directors is the managing director for recreational tennis at the USTA. Pursuant to the terms of these agreements, the USTA purchases certain software services from the Company. For the years ended December 31, 2008, 2009 and 2010, respectively, net revenue from USTA and its affiliates was approximately $4.1 million, $4.4 million and $4.7 million, respectively and $1.0 million. In addition, the USTA holds a warrant to purchase 239,027 shares of the Company's common stock (Note 15).